Note 25 Plan assets breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash or cash equivalents plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	€ 169	€ 24	€ 38
Debt securities government bonds plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	2,270	2,394	2,707
Investment funds [member]
Plan assets breakdown [Line Items]
Assets of benefit plan	0	1	1
6189 Asset, Backed Securities [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	0	0	0
Structured debt [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	0	0	0
Insurance contracts plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	183	148	140
Total plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	2,622	2,566	2,887
Of which bank account in BBVA plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	7	3	4
Of which debt securities issued by BBVA plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	0	0	0
Of which property occupied by BBVA plan assets breakdown [Member]
Plan assets breakdown [Line Items]
Assets of benefit plan	€ 0	€ 0	€ 0